Lessee Accounting (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Supplemental Income Statement

	Year ended December 31, 2020	Year ended December 31, 2019
	(Millions of yen)
Operating lease cost	40,053	43,236
Short-term lease cost	14,245	14,374
Other lease cost	120	168

	54,418	57,778

Supplemental Cash Flow Information
Supplemental cash flow information is as follows.

	Year ended December 31, 2020	Year ended December 31, 2019
	(Millions of yen)
Cash paid for amount included in the measurement of lease liabilities
Operating cash flows from operating leases	36,733	41,368

Noncash activity – Rights of use assets obtained in exchange for lease liabilities
Operating leases	30,700	33,939

Schedule Of Future Minimum Rental Payments For Operating Leases
The following is a schedule by year of the future minimum lease payments under operating leases at December 31, 2020.

(Millions of yen)
Year ending December 31:
2021	35,769
2022	26,492
2023	17,053
2024	12,403
2025	8,567
Thereafter	15,529

Total future minimum lease payments	115,813
Less Imputed Interest	(6,709)

109,104

Summary of Remaining Lease Termand Discount Rate
The following is remaining lease term and discount rate under operating leases at December 31, 2020 and 2019.

	December 31, 2020	December 31, 2019
Weighted-average remaining lease term	56 months	62 months

Weighted-average discount rate	2.1%	2.2%